Intangible Assets, Net	6 Months Ended
Jun. 30, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	As of June 30, 2022	As of December 31, 2021

Copyrights of course videos	$5,060,384	$5,326,829
Patent right	4,624,937	-
Land use rights	6,797,550	-
Intangible assets, cost	16,482,871	5,326,829
Less: accumulated amortization	2,221,219	1,731,852
Intangible assets, net	$14,261,652	$3,594,977

For the six months ended June 30, 2022 and 2021, amortization expense amounted to $596,241 and $393,723, respectively. The following is a schedule of future amortization of intangible asset as of June 30, 2022:

Year ending December 31,	Amount
2022	379,668
2023	759,335
2024	759,335
2025	759,335
2026	759,335
Thereafter	10,844,645
Total	$14,261,652